Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Federal Tax Reform

In December 2017, legislation referred to as Tax Reform was signed into law. The majority of the provisions in the new legislation are effective for taxable years beginning after December 31, 2017. Tax Reform includes significant changes to the Internal Revenue Code of 1986 (as amended, the Code), including amendments which significantly change the taxation of business entities and also includes provisions specific to regulated public utilities. The more significant changes that affect the Registrants include the reduction in the corporate federal income tax rate from 35% to 21%, and several technical provisions including, among others, limiting the utilization of net operating losses arising after December 31, 2017 to 80% of taxable income with an indefinite carryforward period. The Tax Reform provisions related to regulated public utilities generally allow for the continued deductibility of interest expense, eliminate bonus depreciation for certain property acquired after September 27, 2017 and continue certain rate normalization requirements for accelerated depreciation benefits.

Provisional Amounts

Given the significance of the legislative changes resulting from Tax Reform, the timing of its enactment, and the widespread applicability to registrants, the SEC staff recognized the potential challenges faced by registrants when reflecting the effects of Tax Reform in their 2017 financial statements. Accordingly, in order to address potential uncertainty or diversity of views in practice regarding the application of the accounting guidance for “Income Taxes” in situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for “Income Taxes” for certain tax effects of Tax Reform for the reporting period in which the legislation was enacted, the SEC staff issued Staff Accounting Bulletin 118 (SAB 118) in December 2017. For such areas of analysis that are incomplete, SAB 118 provides for up to a one year period in which to complete the required analyses and accounting required by the accounting guidance for “Income Taxes,” referred to as the measurement period.

SAB 118 describes three categories associated with a registrant’s status of accounting for Tax Reform during the measurement period: (a) a registrant is complete with its accounting for certain effects of Tax Reform, (b) a registrant’s accounting is incomplete but is able to determine a reasonable estimate for certain effects of Tax Reform and records that estimate as a provisional amount, or (c) the accounting is incomplete and a registrant is not able to determine a reasonable estimate and therefore continues to apply existing accounting guidance for income taxes, based on the provisions of the tax laws that were in effect immediately prior to the enactment of the Tax Reform legislation. For items in which the accounting assessment is complete or a reasonable estimate can be made, a registrant must reflect the income tax effects of Tax Reform for those items in its financial statements that include the enactment of the Tax Reform legislation. SAB 118 also requires certain disclosures to provide information about the material financial reporting impacts, if any, due to Tax Reform for which the accounting is not complete. Subsequent disclosures in future reporting periods in which the accounting is completed are also a requirement of the guidance.

The Registrants have made a reasonable estimate for the measurement and accounting of the effects of Tax Reform which have been reflected in the December 31, 2017 financial statements as provisional amounts based on information available. While the Registrants were able to make reasonable estimates of the impact of Tax Reform, the final impact may differ from the recorded provisional amounts to the extent refinements are made to the estimated cumulative temporary differences or as a result of additional guidance or technical corrections that may be issued by the IRS that may impact management’s interpretation and assumptions utilized. The Registrants expect to complete the analysis of the provisional items during the second half of 2018.

The recorded provisional amounts include $154 million of excess accumulated deferred income taxes (Excess ADIT) related to AEP Transmission Holdco’s equity investment in ETT. ETT is a three-member limited liability company that is a partnership for federal income tax purposes. The rates ETT is permitted to charge its customers are regulated by the PUCT. Those rates contemplate deferred taxes; however, the income tax effects of ETT’s activities are the responsibility of its members, including AEP Transmission Holdco. As a result, AEP’s proportionate share of the Excess ADIT related to ETT is reflected by AEP Transmission Holdco and is reflected in AEP’s December 31, 2017 balance sheet as a reduction in Deferred Income Taxes with a corresponding increase in Regulatory Liabilities and Deferred Investment Tax Credits. AEP’s accounting for Excess ADIT related to partnerships is provisional as it may be subject to further interpretation of Tax Reform.

Impact of Tax Reform on the Financial Statements

Changes in the Code due to Tax Reform had a material impact on the Registrants’ 2017 financial statements. In accordance with the accounting guidance for “Income Taxes”, the effect of a change in tax law must be recognized at the date of enactment. The accounting guidance for “Income Taxes” also requires deferred tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences will be realized or settled. As a result, the Registrants’ deferred tax assets and liabilities were re-measured using the newly enacted tax rate of 21% in December 2017. This re-measurement resulted in a significant reduction in the Registrants’ net accumulated deferred income tax liability. With respect to the Registrants’ regulated operations, the reduction of the net accumulated deferred income tax liability was primarily offset by a corresponding decrease in income tax related regulatory assets and an increase in income tax related regulatory liabilities because the benefit of the lower federal tax rate is expected to be provided to customers. However, when the underlying asset or liability giving rise to the temporary difference was not previously contemplated in regulated rates, the re-measurement of the deferred taxes on those assets or liabilities was recorded as an adjustment to income tax expense. For the Registrants’ unregulated operations, the re-measurement of deferred taxes arising from those operations was recorded as an adjustment to income tax expense.

The following tables provide a summary of the impact of Tax Reform on the Registrants’ 2017 financial statements.

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Decrease in Deferred Income Tax Liabilities	$6,101.1	$807.1	$558.6	$1,296.4	$808.7	$743.1	$538.6	$782.9

This decrease in deferred income tax liabilities resulted in an increase in income tax related regulatory liabilities, a decrease in income tax related regulatory assets and an adjustment to income tax expense as shown in the table below.

Year Ended December 31, 2017	AEP (c)	AEP Texas		AEPTCo	APCo	I&M	OPCo		PSO	SWEPCo
	(in millions)
Increase (Decrease) in Income Tax Expense (a)	$(16.5)	$(117.4)	(b)	$0.6	$5.7	$2.3	$(14.3)	(b)	$2.8	$0.7
Decrease in Regulatory Assets	470.2	12.1		66.9	129.1	85.3	62.7		8.3	69.8
Increase in Regulatory Liabilities	5,614.4	677.6		492.3	1,173.0	725.7	666.1		533.1	713.8

(a)
In 2017, in contemplation of corporate federal tax reform, the Registrants adopted a method under Internal Revenue Section 162 for deducting repair and maintenance costs associated with transmission and distribution property. This change resulted in a decrease in state income tax expense of approximately $10 million that has been excluded from the tables above.

(b)
AEP Texas and OPCo recorded  favorable adjustments to income tax expense of approximately $113 million and $16 million related to previously owned deregulated generation assets and certain deferred fuel amounts, respectively.

(c)
The effect of Tax Reform on AEP’s other business operations (other than the Registrant Subsidiaries), which primarily include unregulated activities in the Generation & Marketing segment, transmission operations reflected in the AEP Transmission Holdco segment and activities recorded in Corporate and Other, increased income tax expense for the year-ended December 31, 2017 by approximately $103 million.

Regulatory Treatment

As a result of Tax Reform, the Registrants recognized a regulatory liability for approximately $4.4 billion of Excess ADIT, as well as an incremental liability of $1.2 billion to reflect the $4.4 billion Excess ADIT on a pre-tax basis, which is presented in Regulatory Liabilities and Deferred Income Taxes on the balance sheets. The Excess ADIT is reflected on a pretax basis to appropriately contemplate future tax consequences in the periods when the regulatory liability is settled. Approximately $3.2 billion of the Excess ADIT relates to temporary differences associated with depreciable property. The Tax Reform legislation includes certain rate normalization requirements that stipulate how the portion of the total Excess ADIT that is related to certain depreciable property must be returned to customers. Specifically, for AEP’s regulated public utilities that are subject to those rate normalization requirements, Excess ADIT resulting from the reduction of the corporate tax rate with respect to prior depreciation or recovery deductions on property will be normalized using the average rate assumption method. As a result, once the amortization of this Excess ADIT is reflected in rates, customers will receive the benefits over the remaining weighted average useful life of the applicable property.

For the remaining $1.2 billion of Excess ADIT, the Registrants expect to continue working with each state regulatory commission to determine the appropriate mechanism and time period over which to provide the benefits of Tax Reform to customers.

The Registrants expect the mechanism and time period to provide the benefits of Tax Reform to customers will vary by jurisdiction and will reduce future cash flows, may impact financial condition, but is not expected to have a material impact on future net income.

State Regulatory Matters

Various state utility commissions have recently issued orders requiring public utilities, including the Registrants, to record regulatory liabilities to reflect the corporate federal income taxes currently collected in utility rates in excess of the enacted corporate federal income tax rate of 21% beginning January 1, 2018. See Note 4 - Rate Matters for additional information regarding state utility commission orders received impacting the Registrant Subsidiaries.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(127.5)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	256.0	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	128.5	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.9	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.8	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	18.7	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Credit) Before Discontinued Operations	$969.7	$(23.4)	$147.2	$185.3	$81.4	$159.3	$50.1	$48.1

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$40.9	$(129.4)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	29.9	205.9	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(1.7)	—	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	69.1	76.5	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	(8.8)	0.4	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	(0.4)	17.2	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	—	—	3.2	—
Total State and Local	(31.8)	(9.2)	17.6	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$59.9	$94.1	$199.1	$67.5	$143.8	$54.4	$52.1

Year Ended December 31, 2015	AEP	AEP Texas	AEPTCo
	(in millions)
Federal:
Current	$107.3	$61.4	$(126.3)
Deferred	774.8	(7.1)	171.3
Deferred Investment Tax Credits	—	(1.7)	—
Total Federal	882.1	52.6	45.0

State and Local:
Current	14.5	5.6	3.1
Deferred	23.0	—	11.9
Total State and Local	37.5	5.6	15.0

Income Tax Expense Before Discontinued Operations	$919.6	$58.2	$60.0

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$1,928.9	$618.0	$2,052.3
Discontinued Operations (Net of Income Tax of $0, $0 and $6.2 in 2017, 2016 and 2015, Respectively)	—	2.5	(283.7)
Income Tax Expense (Credit) Before Discontinued Operations	969.7	(73.7)	919.6
Pretax Income	$2,898.6	$546.8	$2,688.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$1,014.5	$191.4	$940.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	60.2	41.7	53.6
Investment Tax Credit Amortization	(18.8)	(12.3)	(11.6)
State and Local Income Taxes, Net	54.7	(20.7)	24.4
Removal Costs	(32.7)	(39.8)	(28.8)
AFUDC	(37.4)	(44.8)	(51.6)
Valuation Allowance	(1.8)	(128.3)	17.2
U.K. Windfall Tax	—	(12.9)	—
Tax Reform Adjustments	(26.7)	—	—
Tax Adjustments	(35.8)	(43.9)	(20.1)
Other	(6.5)	(4.1)	(4.4)
Income Tax Expense (Credit) Before Discontinued Operations	$969.7	$(73.7)	$919.6

Effective Income Tax Rate	33.5%	(13.5)%	34.2%

AEP Texas	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$310.5	$146.6	$120.3
Discontinued Operations (Net of Income Tax of $0, $27.6 and $1.8 in 2017, 2016 and 2015, Respectively)	—	48.8	1.4
Income Tax Expense	(23.4)	59.9	58.2
Pretax Income	$287.1	$255.3	$179.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$100.5	$89.4	$63.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.7	0.5	0.5
Investment Tax Credit Amortization	(1.6)	(1.7)	(1.7)
State and Local Income Taxes, Net	0.4	(6.0)	3.6
Parent Company Loss Benefit	—	(2.5)	(3.1)
Tax Reform Adjustments	(117.4)	—	—
Tax Adjustments	(4.2)	(4.9)	(1.6)
U.K. Windfall Tax	—	(12.9)	—
Other	(1.8)	(2.0)	(2.5)
Income Tax Expense (Credit) Before Discontinued Operations	$(23.4)	$59.9	$58.2

Effective Income Tax Rate	(8.2)%	23.5%	32.4%

AEPTCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$286.1	$192.7	$132.9
Income Tax Expense	147.2	94.1	60.0
Pretax Income	$433.3	$286.8	$192.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$151.7	$100.4	$67.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(18.3)	(18.3)	(18.6)
State and Local Income Taxes, Net	12.2	11.4	9.8
Tax Reform Adjustments	0.6	—	—
Other	1.0	0.6	1.3
Income Tax Expense	$147.2	$94.1	$60.0

Effective Income Tax Rate	34.0%	32.8%	31.1%

APCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$331.3	$369.1	$340.6
Income Tax Expense	185.3	199.1	194.3
Pretax Income	$516.6	$568.2	$534.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$180.8	$198.9	$187.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	18.0	19.3	19.8
Investment Tax Credit Amortization	(0.1)	(0.1)	(0.3)
State and Local Income Taxes, Net	3.5	6.0	7.2
Removal Costs	(12.4)	(12.0)	(9.9)
AFUDC	(5.0)	(6.1)	(7.0)
Valuation Allowance	—	(1.7)	1.7
Tax Reform Adjustments	4.3	—	—
Other	(3.8)	(5.2)	(4.4)
Income Tax Expense	$185.3	$199.1	$194.3

Effective Income Tax Rate	35.9%	35.0%	36.3%

I&M	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$186.7	$239.9	$204.8
Income Tax Expense	81.4	67.5	96.1
Pretax Income	$268.1	$307.4	$300.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$93.8	$107.6	$105.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	11.4	6.7	9.5
Investment Tax Credit Amortization	(4.7)	(4.7)	(3.3)
State and Local Income Taxes, Net	(1.0)	2.4	5.8
Removal Costs	(13.3)	(21.3)	(12.6)
AFUDC	(5.6)	(7.3)	(6.2)
Tax Adjustments	2.7	(14.2)	(4.2)
Tax Reform Adjustments	(2.9)	—	—
Other	1.0	(1.7)	1.8
Income Tax Expense	$81.4	$67.5	$96.1

Effective Income Tax Rate	30.4%	22.0%	31.9%

OPCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$323.9	$282.2	$232.7
Income Tax Expense	159.3	143.8	126.5
Pretax Income	$483.2	$426.0	$359.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$169.1	$149.1	$125.7
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.6	7.1	8.2
Investment Tax Credit Amortization	—	—	(0.1)
State and Local Income Taxes, Net	4.4	3.8	0.7
Tax Reform Adjustments	(14.4)	—	—
Other	(7.4)	(16.2)	(8.0)
Income Tax Expense	$159.3	$143.8	$126.5

Effective Income Tax Rate	33.0%	33.8%	35.2%

PSO	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$72.0	$100.0	$92.5
Income Tax Expense	50.1	54.4	51.3
Pretax Income	$122.1	$154.4	$143.8

Income Taxes on Pretax Income at Statutory Rate (35%)	$42.7	$54.0	$50.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.3	0.8	0.5
Investment Tax Credit Amortization	(1.6)	(1.4)	(1.8)
State and Local Income Taxes, Net	4.0	4.2	5.1
AFUDC	(0.2)	(2.2)	(3.1)
Tax Reform Adjustments	2.8	—	—
Other	2.1	(1.0)	0.3
Income Tax Expense	$50.1	$54.4	$51.3

Effective Income Tax Rate	41.0%	35.2%	35.7%

SWEPCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$137.5	$169.7	$196.0
Income Tax Expense	48.1	52.1	84.8
Pretax Income	$185.6	$221.8	$280.8

Income Taxes on Pretax Income at Statutory Rate (35%)	$65.0	$77.6	$98.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.9	3.2	3.1
Depletion	(5.7)	(5.5)	(5.5)
Investment Tax Credit Amortization	(1.4)	(1.2)	(1.4)
State and Local Income Taxes, Net	(2.3)	(14.7)	4.8
AFUDC	(0.9)	(3.9)	(9.2)
Tax Adjustments	(9.9)	(0.9)	(3.9)
Tax Reform Adjustments	(0.4)	—	—
Other	1.8	(2.5)	(1.4)
Income Tax Expense	$48.1	$52.1	$84.8

Effective Income Tax Rate	25.9%	23.5%	30.2%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$3,504.6	$2,753.0
Deferred Tax Liabilities	(10,318.5)	(14,637.4)
Net Deferred Tax Liabilities	$(6,813.9)	$(11,884.4)

Property Related Temporary Differences	$(5,680.6)	$(8,758.1)
Amounts Due to/(from) Customers for Future Federal Income Taxes	1,064.8	(292.2)
Deferred State Income Taxes	(1,124.4)	(976.6)
Securitized Assets	(257.7)	(535.6)
Regulatory Assets	(500.3)	(896.9)
Deferred Income Taxes on Other Comprehensive Loss	25.7	88.7
Accrued Nuclear Decommissioning	(457.0)	(666.8)
Net Operating Loss Carryforward	86.6	101.2
Tax Credit Carryforward	174.7	45.1
Investment in Partnership	(222.0)	(349.6)
Valuation Allowance	—	(1.8)
All Other, Net	76.3	358.2
Net Deferred Tax Liabilities	$(6,813.9)	$(11,884.4)

AEP Texas	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$221.0	$135.8
Deferred Tax Liabilities	(1,134.1)	(1,667.5)
Net Deferred Tax Liabilities	$(913.1)	$(1,531.7)

Property Related Temporary Differences	$(791.5)	$(1,056.1)
Amounts Due to/(from) Customers for Future Federal Income Taxes	140.9	(5.7)
Deferred State Income Taxes	(27.5)	(24.2)
Regulatory Assets	(36.4)	(61.3)
Securitized Transition Assets	(190.5)	(407.0)
Deferred Income Taxes on Other Comprehensive Loss	4.1	8.0
Deferred Revenues	10.9	18.0
All Other, Net	(23.1)	(3.4)
Net Deferred Tax Liabilities	$(913.1)	$(1,531.7)

AEPTCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$162.7	$61.4
Deferred Tax Liabilities	(764.4)	(923.5)
Net Deferred Tax Liabilities	$(601.7)	$(862.1)

Property Related Temporary Differences	$(654.7)	$(825.6)
Amounts Due to/(from) Customers for Future Federal Income Taxes	89.7	(37.2)
Deferred State Income Taxes	(77.4)	(55.6)
Deferred Federal Income Taxes on Deferred State Income Taxes	16.3	19.5
Net Operating Loss Carryforward	16.8	33.3
Valuation Allowance	—	0.1
Tax Credit Carryforward	0.3	—
All Other, Net	7.3	3.4
Net Deferred Tax Liabilities	$(601.7)	$(862.1)

APCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$614.4	$413.5
Deferred Tax Liabilities	(2,180.1)	(3,085.8)
Net Deferred Tax Liabilities	$(1,565.7)	$(2,672.3)

Property Related Temporary Differences	$(1,308.2)	$(2,031.9)
Amounts Due to/(from) Customers for Future Federal Income Taxes	228.0	(73.1)
Deferred State Income Taxes	(335.7)	(319.3)
Regulatory Assets	(83.9)	(159.9)
Securitized Assets	(59.3)	(106.9)
Deferred Income Taxes on Other Comprehensive Loss	(0.4)	4.5
Tax Credit Carryforward	16.6	11.7
All Other, Net	(22.8)	2.6
Net Deferred Tax Liabilities	$(1,565.7)	$(2,672.3)

I&M	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$1,096.4	$912.9
Deferred Tax Liabilities	(2,050.2)	(2,440.3)
Net Deferred Tax Liabilities	$(953.8)	$(1,527.4)

Property Related Temporary Differences	$(403.0)	$(579.4)
Amounts Due to/(from) Customers for Future Federal Income Taxes	137.6	(50.4)
Deferred State Income Taxes	(180.6)	(158.7)
Deferred Income Taxes on Other Comprehensive Loss	3.9	8.8
Accrued Nuclear Decommissioning	(457.0)	(666.8)
Regulatory Assets	(43.8)	(81.0)
Net Operating Loss Carryforward	1.6	7.1
All Other, Net	(12.5)	(7.0)
Net Deferred Tax Liabilities	$(953.8)	$(1,527.4)

OPCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$286.0	$232.4
Deferred Tax Liabilities	(1,048.9)	(1,578.5)
Net Deferred Tax Liabilities	$(762.9)	$(1,346.1)

Property Related Temporary Differences	$(761.2)	$(1,090.8)
Amounts Due to/(from) Customers for Future Federal Income Taxes	127.3	(43.6)
Deferred State Income Taxes	(41.7)	(34.6)
Regulatory Assets	(107.7)	(174.1)
Deferred Income Taxes on Other Comprehensive Loss	(0.6)	(1.6)
Deferred Fuel and Purchased Power	(24.5)	(117.6)
All Other, Net	45.5	116.2
Net Deferred Tax Liabilities	$(762.9)	$(1,346.1)

PSO	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$269.2	$153.8
Deferred Tax Liabilities	(911.2)	(1,212.6)
Net Deferred Tax Liabilities	$(642.0)	$(1,058.8)

Property Related Temporary Differences	$(623.8)	$(927.3)
Amounts Due to/(from) Customers for Future Federal Income Taxes	111.6	(3.2)
Deferred State Income Taxes	(142.7)	(128.5)
Regulatory Assets	(34.4)	(67.6)
Deferred Income Taxes on Other Comprehensive Loss	(0.8)	(1.8)
Deferred Federal Income Taxes on Deferred State Income Taxes	33.5	50.6
Net Operating Loss Carryforward	23.1	16.5
Tax Credit Carryforward	0.7	—
All Other, Net	(9.2)	2.5
Net Deferred Tax Liabilities	$(642.0)	$(1,058.8)

SWEPCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$349.4	$230.5
Deferred Tax Liabilities	(1,267.1)	(1,837.4)
Net Deferred Tax Liabilities	$(917.7)	$(1,606.9)

Property Related Temporary Differences	$(908.8)	$(1,445.2)
Amounts Due to/(from) Customers for Future Federal Income Taxes	135.8	(48.2)
Deferred State Income Taxes	(189.2)	(175.1)
Regulatory Assets	(30.8)	(40.7)
Deferred Income Taxes on Other Comprehensive Loss	1.3	5.1
Capital/Impairment Loss - Turk Plant	17.4	20.3
Net Operating Loss Carryforward	38.7	40.3
Tax Credit Carryforward	0.8	0.1
All Other, Net	17.1	36.5
Net Deferred Tax Liabilities	$(917.7)	$(1,606.9)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015, AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

During 2017, the valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward was reversed, as the Company expects to have sufficient capital gains in the future to use this capital loss when realized. As of December 31, 2017, AEP and AEPTCo have recorded valuation allowances of $5 million and $2 million, respectively, against certain state and municipal net income tax operating loss carryforwards since future taxable income is not expected to be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011 through 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. To resolve the issue under consideration, AEP and subsidiaries and the IRS exam team agreed to go to Appeals using Fast Track in December 2017. The issue is still waiting for resolution with Appeals. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2017, Registrants specified in the table below recognized federal net income tax operating losses. The 2017 federal net income tax operating losses were driven primarily by bonus depreciation and deductions related to repair and maintenance costs associated with transmission and distribution property.

Year Ended December 31,
Company	2017
(in millions)
AEP	$230.1
AEP Texas	261.8
AEPTCo	344.1
I&M	332.6
PSO	213.9
SWEPCo	87.6

Substantially all of the 2017 federal net income tax operating losses will be carried back to 2015. As of December 31, 2017, AEP had $4 million of remaining unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, AEPTCo, I&M, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2017 as indicated in the table below:

		State Net Income
		Tax Operating
		Loss	Year of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$72.0	2022
AEP	Kentucky	157.6	2037
AEP	Louisiana	543.1	2037
AEP	Oklahoma	799.8	2037
AEP	Tennessee	27.9	2032
AEP	Virginia	17.8	2037
AEP	West Virginia	29.2	2037
AEP	Ohio Municipal	106.3	2022
AEPTCo	Oklahoma	296.9	2037
AEPTCo	Ohio Municipal	64.2	2022
I&M	West Virginia	14.1	2037
PSO	Oklahoma	477.0	2037
SWEPCo	Arkansas	71.2	2022
SWEPCo	Louisiana	533.4	2037

As of December 31, 2017, AEP and AEPTCo have recorded valuation allowances of $5 million and $2 million, respectively, against certain state and municipal net income tax operating loss carryforwards since future taxable income is not expected to be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires. Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires for each state.

As of December 31, 2017 and 2016, AEP had $0 million and $17 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2017, 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2017, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$174.7	$145.8	$31.0	$31.0
AEP Texas	0.6	0.3	—	—
AEPTCo	0.3	0.1	—	—
APCo	16.6	6.1	—	—
I&M	10.6	10.1	—	—
OPCo	14.8	1.0	—	—
PSO	0.7	0.7	31.0	31.0
SWEPCo	0.8	0.7	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$1.7	$—	$—	$0.5	$—	$—	$—	$—
Interest Income	6.1	1.1	—	—	1.0	1.6	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—	—	—

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$—	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.2	—	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	0.8	—	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.2	$—	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	0.2	—	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—	—	—

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2017		2016
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$3.6	$8.3	$2.9	$5.8
AEP Texas	2.8	0.1	2.1	0.3
AEPTCo	—	—	—	—
APCo	—	1.0	—	0.1
I&M	—	1.3	—	0.9
OPCo	0.3	1.0	—	1.7
PSO	0.6	—	0.6	—
SWEPCo	—	—	0.1	—

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	6.5	—	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(15.0)	—	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	(12.8)	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$22.6	$—	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	5.2	—	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2017	2016	2015
	(in millions)
AEP	$10.5	$15.8	$100.2
AEP Texas	(0.5)	4.2	26.0
AEPTCo	—	—	—
APCo	—	—	0.2
I&M	2.1	2.5	1.6
OPCo	4.5	4.4	4.5
PSO	—	0.1	0.9
SWEPCo	(0.5)	0.8	6.0

Federal Tax Legislation

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows. The federal Tax Reform eliminated bonus depreciation for certain property acquired after September 27, 2017.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in the corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate was reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.

In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $7 million, $2 million and $9 million in 2016 for AEP, AEP Texas, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

Legislation was enacted in the state of Illinois in July 2017 increasing the corporate income tax rate from 5.25% to 7% effective July 1, 2017, with the increased rate applied to the portion of the tax year falling on or after that date. With the inclusion of the 2.5% Illinois Replacement tax, the total Illinois corporate income tax rate will increase from a total of 7.75% to a total of 9.5%, effective July 1, 2017. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.